Pioneer Equity Income Fund
Schedule of Investments  |  January 31, 2024

A: PEQIX	C: PCEQX	K: PEQKX	R: PQIRX	Y: PYEQX

Schedule of Investments  |  1/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.8% of Net Assets
	Air Freight & Logistics — 3.3%
279,091	United Parcel Service, Inc., Class B	$ 39,603,013
	Total Air Freight & Logistics	$39,603,013

	Automobile Components — 1.5%
175,698	Autoliv, Inc.	$ 18,820,770
	Total Automobile Components	$18,820,770

	Automobiles — 1.5%
1,543,160	Ford Motor Co.	$ 18,085,835
	Total Automobiles	$18,085,835

	Banks — 11.7%
699,123	Bank of America Corp.	$ 23,777,173
165,600	JPMorgan Chase & Co.	28,874,016
82,962	PNC Financial Services Group, Inc.	12,544,684
685,509	Truist Financial Corp.	25,404,963
1,045,942	Wells Fargo & Co.	52,485,370
	Total Banks	$143,086,206

	Broadline Retail — 2.0%
598,996	eBay, Inc.	$ 24,600,766
	Total Broadline Retail	$24,600,766

	Capital Markets — 8.2%
260,074	Morgan Stanley	$ 22,688,856
358,922	Northern Trust Corp.	28,584,548
228,329	Raymond James Financial, Inc.	25,157,289
310,458	State Street Corp.	22,933,533
	Total Capital Markets	$99,364,226

	Chemicals — 2.3%
300,391	LyondellBasell Industries NV, Class A	$ 28,272,801
	Total Chemicals	$28,272,801

	Communications Equipment — 3.2%
767,284	Cisco Systems, Inc.	$ 38,502,311
	Total Communications Equipment	$38,502,311

	Consumer Staples Distribution & Retail — 2.7%
150,380	Target Corp.	$ 20,914,850
542,972	Walgreens Boots Alliance, Inc.	12,254,878
	Total Consumer Staples Distribution & Retail	$33,169,728

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Shares		Value
	Diversified Telecommunication Services — 0.9%
263,722	Verizon Communications, Inc.	$ 11,168,627
	Total Diversified Telecommunication Services	$11,168,627

	Electric Utilities — 1.7%
337,250	Xcel Energy, Inc.	$ 20,191,157
	Total Electric Utilities	$20,191,157

	Entertainment — 2.6%
327,558	Walt Disney Co.	$ 31,461,946
	Total Entertainment	$31,461,946

	Food Products — 6.0%
89,217	Hershey Co.	$ 17,267,058
100,244	John B Sanfilippo & Son, Inc.	10,739,140
306,141	Kellanova	16,764,281
368,908	Mondelez International, Inc., Class A	27,767,705
	Total Food Products	$72,538,184

	Ground Transportation — 1.6%
78,565	Union Pacific Corp.	$ 19,164,360
	Total Ground Transportation	$19,164,360

	Health Care Equipment & Supplies — 3.4%
25,692	Becton Dickinson & Co.	$ 6,135,507
180,311	Medtronic Plc	15,784,425
57,611	Stryker Corp.	19,327,338
	Total Health Care Equipment & Supplies	$41,247,270

	Industrial REITs — 0.9%
89,695	Prologis, Inc.	$ 11,363,460
	Total Industrial REITs	$11,363,460

	Insurance — 3.3%
281,505	American International Group, Inc.	$ 19,567,412
396,087	Sun Life Financial, Inc.	20,541,072
	Total Insurance	$40,108,484

	IT Services — 2.4%
161,697	International Business Machines Corp.	$ 29,697,271
	Total IT Services	$29,697,271

	Machinery — 6.0%
74,050	Deere & Co.	$ 29,144,599
738,647	Gorman-Rupp Co.	24,663,423
172,138	Oshkosh Corp.	18,952,394
	Total Machinery	$72,760,416

Pioneer Equity Income Fund | 1/31/242

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Shares		Value
	Media — 1.7%
168,894	Comcast Corp., Class A	$ 7,860,327
415,442	Fox Corp., Class A	13,418,776
	Total Media	$21,279,103

	Metals & Mining — 3.6%
102,726	Materion Corp.	$ 12,015,860
519,441	Newmont Corp.	17,925,909
49,794	Reliance Steel & Aluminum Co.	14,212,204
	Total Metals & Mining	$44,153,973

	Multi-Utilities — 1.7%
355,035	CMS Energy Corp.	$ 20,293,801
	Total Multi-Utilities	$20,293,801

	Oil, Gas & Consumable Fuels — 10.2%
74,548	Chevron Corp.	$ 10,990,612
1,341,073	Coterra Energy, Inc.	33,365,896
581,109	Exxon Mobil Corp.	59,743,816
316,298	Shell Plc (A.D.R.)	19,898,307
	Total Oil, Gas & Consumable Fuels	$123,998,631

	Pharmaceuticals — 9.2%
331,155	Johnson & Johnson	$ 52,620,529
218,136	Merck & Co., Inc.	26,346,466
275,196	Pfizer, Inc.	7,452,308
526,373	Sanofi S.A. (A.D.R.)	26,266,013
	Total Pharmaceuticals	$112,685,316

	Residential REITs — 1.1%
145,716	Camden Property Trust	$ 13,673,989
	Total Residential REITs	$13,673,989

	Semiconductors & Semiconductor Equipment — 0.9%
133,112	Microchip Technology, Inc.	$ 11,338,480
	Total Semiconductors & Semiconductor Equipment	$11,338,480

	Specialized REITs — 2.0%
42,677	American Tower Corp.	$ 8,349,755
115,927	Digital Realty Trust, Inc.	16,283,107
	Total Specialized REITs	$24,632,862

	Specialty Retail — 3.1%
80,037	Lowe's Cos., Inc.	$ 17,035,075
215,938	TJX Cos., Inc.	20,494,676
	Total Specialty Retail	$37,529,751

3Pioneer Equity Income Fund | 1/31/24

Shares		Value
	Trading Companies & Distributors — 1.1%
72,833	Ferguson Plc	$ 13,682,407
	Total Trading Companies & Distributors	$13,682,407

	Total Common Stocks (Cost $1,005,067,723)	$1,216,475,144

	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
2,180,722(a)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 2,180,722
		$2,180,722

	TOTAL SHORT TERM INVESTMENTS (Cost $2,180,722)	$2,180,722

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $1,007,248,445)	$1,218,655,866
	OTHER ASSETS AND LIABILITIES — 0.0%†	$599,099
	net assets — 100.0%	$1,219,254,965

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2024.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,216,475,144	$—	$—	$1,216,475,144
Open-End Fund	2,180,722	—	—	2,180,722
Total Investments in Securities	$1,218,655,866	$—	$—	$1,218,655,866
Pioneer Equity Income Fund | 1/31/244

Schedule of Investments  |  1/31/24
(unaudited) (continued)
During the period ended January 31, 2024, there were no transfers in or out of Level 3.
5Pioneer Equity Income Fund | 1/31/24